Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	842	309	1,004	732	754
Amortization of purchased assets	436	502	1,006	223	0
Non-cash interest income	(12)	0	0	0	0
Gain on disposal of assets	3	0	0	0	(9)
Bad debt expense	0	43	(10)	10	52
Inventory provision	141	18	563	0	0
Stock-based compensation expense	1,250	367	1,001	507	492
Non-employee stock-based compensation expense	29	11	457	1	0
Change in fair value of warrant liability	1,631	1,201	981	325	235
Change in fair value of option liability	0	437	450	99	0
Changes in current assets and liabilities, net of effect of acquisitions
Accounts receivable	(2,142)	(6,039)	(6,670)	(1,571)	1,043
Other receivables	(591)	(184)	(74)	(227)	115
Inventories	290	121	(1,103)	(1,672)	794
Prepaid expenses and other current assets	(675)	(1,143)	(9)	(495)	(22)
Other long term assets	(871)	0	(254)	13	0
Accounts payable	(2,030)	(311)	2,969	(114)	(1,566)
Accrued liabilities	827	1,753	873	2,829	498
Warranty reserve	(207)	119	378	33	(280)
Other long-term liabilities	0	18	128	(432)	0
Deferred revenue	2,499	2,874	6,301	3,311	1,883
Net cash provided by operating activities	1,765	(1,246)	5,512	4,782	2,997
Cash flows from investing activities
Purchase of property and equipment	(909)	(920)	(2,392)	(672)	(211)
Proceeds from disposal of fixed assets	0	0	0	0	9
Business acquisitions, net of cash acquired	0	0	0	(8,776)	0
Purchases of short-term investments	(59,903)	0	0	0	0
Changes in restricted cash	0	0	(62)	(1)	(200)
Long-term deposits	0	0	0	0	(1)
Net cash used in investing activities	(60,812)	(920)	(2,454)	(9,449)	(403)
Cash flows from financing activities
Borrowings	0	4,500	4,500	5,003	2,000
Principal payments on long-term borrowings	(8,333)	(571)	(1,572)	(1,866)	(1,884)
Proceeds from initial public offering, net of offering costs	72,221	0	0	0	0
Payment for repurchase of common stock	(6)	0	(4)	0	0
Proceeds from exercise of stock options	384	1,810	1,811	1,241	28
Proceeds from exercise of preferred stock warrants	0	2	2	0	0
Payments of costs related to initial public offering	0	(382)	(1,539)	0	0
Net cash provided by financing activities	64,266	5,359	3,198	4,378	144
Net increase (decrease) in cash and cash equivalents	5,219	3,193	6,256	(289)	2,738
Cash and cash equivalents at beginning of period	14,898	8,642	8,642	8,931	6,193
Cash and cash equivalents at end of period	20,117	11,835	14,898	8,642	8,931
Supplemental Cash Flow Information
Cash paid for interest	91	126	314	71	143
Supplemental disclosure of non-cash investing and financing activities
Issuance of stock and stock options in business acquisitions	0	0	0	879	0
Costs related to the initial public offering in accounts payable and accrued liabilities	202	382	86	0	0
Property and equipment in accounts payable and accrued liabilities	$ 109	$ 450	$ 165	$ 0	$ 0